ACQUISITIONS - Narrative (Details) R$ in Millions, $ in Millions						12 Months Ended
	Nov. 06, 2023 USD ($) MW	Nov. 06, 2023 BRL (R$) MW	Oct. 25, 2023 USD ($) MW	Mar. 03, 2023 USD ($) MW	Aug. 03, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Revenues						$ 3,967.0	$ 3,778.0	$ 3,367.0
136 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Wind power capacity, generation facilities (in MW) | MW				136
Consideration transferred, acquisition-date fair value				$ 21.0
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration				20.0
Deferred consideration				$ 1.0
Proportion of economic interest				22.50%
Acquisition costs				$ 1.0
Revenues						24.0
136 MW Brazil Wind Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				95.0
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration				90.0
Deferred consideration				$ 5.0
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration			$ 161.0
Deferred consideration			147.0
Other cash payments to acquire interests in joint ventures, classified as investing activities			308.0
Acquisition costs			$ 2.0
Revenues						401.0
Power capacity | MW			5,900
Solar power capacity | MW			6,100
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration			$ 565.0
Deferred consideration			518.0
Other cash payments to acquire interests in joint ventures, classified as investing activities			1,083.0
Acquisition costs			$ 6.0
60 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Wind power capacity, generation facilities (in MW) | MW	60	60
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 5.0	R$ 25
Proportion of economic interest	22.50%	22.50%
Revenue of combined entity as if combination occurred at beginning of period						$ 9.0
60 MW Brazil Wind Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about business combination [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 23.0	R$ 113
Acquisition costs	$ 1.0
California Resources Corporation
Disclosure of detailed information about business combination [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 48.0
Proportion of economic interest					10.00%
Purchase of interests in investments					$ 500.0
Initial investment					$ 137.0